Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Property, plant and equipment

7 Property, plant and equipment

Accounting policy

Property, plant and equipment

Owned assets

Items of property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.

The Group manufactures orthopaedic instruments that are either deployed for use by customers under contractual arrangements or sold outright to customers. The majority of these instruments are not sold but provided to customers for use in surgery.

At the time of manufacture, instruments are classified either as Property, Plant and Equipment or Inventory based on management’s best estimate of expected deployment versus direct sales volumes. Instruments expected to be deployed for use by customers over their useful economic lives of between three and seven years, are recognised initially as Property, Plant and Equipment. Instruments expected to be sold outright to customers in the ordinary course of business are recognised as inventory. This estimate is based on historical deployment and sales patterns, and future expectations, and is reassessed periodically.

Instruments are depreciated over their useful economic lives of between three and seven years once they are deployed.

Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is ultimately recognised in profit or loss. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Freehold land is not depreciated. The estimated useful lives of items of property, plant and equipment is 3–20 years and for buildings is 20–50 years.

Assets in course of construction are not depreciated until they are available for use.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Finance costs relating to the purchase or construction of property, plant and equipment and intangible assets that take longer than one year to complete are capitalised based on the Group weighted average borrowing costs. All other finance costs are expensed as incurred.

Leased assets

The assessment of whether a contract is or contains a lease takes place at the inception of the contract. The assessment involves whether the Group obtains substantially all the economic benefits from the use of that asset and whether the Group has the right to direct the use of the asset. The Group allocates the consideration in the contract to each lease and non-lease component. The non-lease component, where it is separately identifiable, is not included in the right-of-use asset.

The Group leases many assets including properties, motor vehicles and office equipment. The Group availed itself of the exemptions for short-term leases and leases of low-value items for leases other than those for properties and motor vehicles. The use of these exemptions does not have a material impact. The Group recognises a right-of-use asset and a lease liability at the commencement of the lease. The right-of-use asset is initially measured based on the present value of lease payments that are not paid at the commencement date plus initial direct costs less any incentives received. The lease payments are discounted using an incremental borrowing rate which is country-specific and reflective of the lease term. The right-of-use asset is depreciated over the shorter of the lease term or the useful life of the underlying asset.

Cash flows arising on lease interest payments are included in operating cash flows whereas cash flows arising on the capital repayments of the lease liability are included in financing cash flows.

Impairment of assets

The carrying values of property, plant and equipment are reviewed for impairment when events or changes in circumstances indicate the carrying value may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which it belongs.

An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs to sell and its value-in-use. In assessing value-in-use, its estimated future cash flow is discounted to its present value using a pre-tax discount rate that reflects the current market assessment of the time value of money and the risks specific to the asset.

					Assets in
		Land and	Plant and equipment		course of
		buildings	Instruments[1]	Other	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2024		795	1,844	1,433	170	4,242
Exchange adjustment		(15)	(61)	(18)	–	(94)
Additions		28	225	35	53	341
Disposals		(25)	(84)	(69)	(7)	(185)
Impairment		–	–	–	(12)	(12)
Transfers		6	–	68	(82)	(8)
At 31 December 2024		789	1,924	1,449	122	4,284
Exchange adjustment		28	84	42	6	160
Additions		44	211	29	131	415
Disposals		(91)	(96)	(93)	(5)	(285)
Impairment		–	–	(12)	2	(10)
Transfers		8	166	39	(49)	164
At 31 December 2025		778	2,289	1,454	207	4,728
Depreciation and impairment
At 1 January 2024		342	1,452	978	–	2,772
Exchange adjustment		(8)	(51)	(12)	–	(71)
Charge for the year		66	163	96	–	325
Impairment		(5)	–	2	–	(3)
Disposals		(24)	(73)	(64)	–	(161)
At 31 December 2024		371	1,491	1,000	–	2,862
Exchange adjustment		14	69	32	–	115
Charge for the year		59	177	99	–	335
Impairment		(12)	–	(9)	–	(21)
Disposals		(52)	(85)	(93)	–	(230)
Transfers		–	29	–	–	29
At 31 December 2025		380	1,681	1,029	–	3,090
Net book amounts
At 31 December 2025		398	608	425	207	1,638
At 31 December 2024		418	433	449	122	1,422

1 Instruments include $156m of assets not yet deployed, for which depreciation has not yet commenced.

Land and buildings includes land with a cost of $32m (2024: $37m) that is not subject to depreciation. Transfers from assets in course of construction includes $2m (2024: $8m) of software (refer to Note 9). Assets under construction in 2025 reflect that the Group’s development of a new manufacturing facility in Hull, UK. Group capital expenditure relating to property, plant and equipment contracted but not provided for amounted to $62m (2024: $15m). The amount of borrowing costs capitalised in 2025 and 2024 was immaterial.

Information about the Group’s right-of-use assets is outlined below:

	2025		2024
	Land and buildings	Plant and equipment	Land and buildings	Plant and equipment
	$ million	$ million	$ million	$ million
Opening Balance	137	36	157	28
Exchange Adjustment	8	2	(5)	(1)
Additions	43	15	25	22
Depreciation charge in the year	(35)	(14)	(41)	(13)
Impairment	–	–	1	–
Net book value at 31 December	153	39	137	36